Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.32%
Aerospace & Defense–2.33%
BWX Technologies, Inc.	271,800	$16,541,748
Huntington Ingalls Industries, Inc.	61,400	13,541,156
		30,082,904
Auto Parts & Equipment–1.79%
Dana, Inc.	1,276,668	23,158,758
Casinos & Gaming–1.58%
Las Vegas Sands Corp.(b)	347,100	20,478,900
Construction & Engineering–5.65%
AECOM	436,773	38,117,179
HOCHTIEF AG (Germany)	129,100	8,161,358
MasTec, Inc.(b)	272,300	26,748,029
		73,026,566
Construction Machinery & Heavy Trucks–1.04%
Oshkosh Corp.	133,400	13,444,052
Copper–2.26%
Freeport-McMoRan, Inc.	653,800	29,172,556
Distributors–1.48%
LKQ Corp.	325,100	19,167,896
Diversified Chemicals–1.87%
Huntsman Corp.	762,000	24,147,780
Diversified Metals & Mining–2.35%
Teck Resources Ltd., Class B (Canada)	702,000	30,396,600
Electric Utilities–0.61%
NRG Energy, Inc.	230,400	7,884,288
Electrical Components & Equipment–2.39%
nVent Electric PLC	500	19,875
Vertiv Holdings Co.(c)	2,174,500	30,921,390
		30,941,265
Electronic Manufacturing Services–4.99%
Flex Ltd.(b)	1,464,700	34,200,745
Jabil, Inc.	386,078	30,357,313
		64,558,058
Food Distributors–3.08%
Performance Food Group Co.(b)	247,000	15,146,040
US Foods Holding Corp.(b)	647,774	24,699,623
		39,845,663
Forest Products–0.01%
Louisiana-Pacific Corp.	1,000	68,090
Gold–3.09%
Agnico Eagle Mines Ltd. (Canada)(c)	367,700	20,767,696
Yamana Gold, Inc. (Canada)	3,181,400	19,183,842
		39,951,538
Health Care Distributors–1.08%
Henry Schein, Inc.(b)	161,900	13,947,685
Shares		Value
Health Care Facilities–0.75%
Encompass Health Corp.	154,200	$9,629,790
Universal Health Services, Inc., Class B	900	133,389
		9,763,179
Health Care Services–1.99%
Cigna Corp.	64,800	20,520,216
Fresenius Medical Care AG & Co. KGaA (Germany)	138,898	5,200,025
		25,720,241
Hotels, Resorts & Cruise Lines–2.10%
Expedia Group, Inc.(b)	170,200	19,453,860
Hilton Grand Vacations, Inc.(b)	2,639	124,983
Travel + Leisure Co.	177,899	7,537,581
		27,116,424
Household Products–1.85%
Spectrum Brands Holdings, Inc.	352,871	23,952,883
Human Resource & Employment Services–1.14%
ManpowerGroup, Inc.	169,178	14,745,554
Independent Power Producers & Energy Traders–1.42%
Vistra Corp.	797,800	18,397,268
Industrial Machinery–1.30%
Crane Holdings Co.	28,100	3,257,071
Timken Co. (The)	165,400	13,620,690
		16,877,761
Integrated Oil & Gas–2.05%
Cenovus Energy, Inc. (Canada)(c)	1,323,800	26,449,524
Investment Banking & Brokerage–1.76%
Goldman Sachs Group, Inc. (The)	62,100	22,716,801
Managed Health Care–3.13%
Centene Corp.(b)	356,800	27,202,432
Molina Healthcare, Inc.(b)	42,500	13,252,775
		40,455,207
Oil & Gas Exploration & Production–12.79%
APA Corp.	747,900	33,154,407
ARC Resources Ltd. (Canada)	2,155,100	25,040,657
Chord Energy Corp.	105,400	15,106,982
Diamondback Energy, Inc.	169,700	24,796,564
EQT Corp.	442,900	14,469,543
Murphy Oil Corp.	298,200	13,004,502
Ovintiv, Inc.	551,000	27,125,730
Southwestern Energy Co.(b)	2,293,000	12,657,360
		165,355,745
Oil & Gas Refining & Marketing–1.89%
Phillips 66	244,200	24,485,934
Oil & Gas Storage & Transportation–1.73%
New Fortress Energy, Inc.(c)	576,363	22,357,121

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Other Diversified Financial Services–1.41%
Apollo Global Management, Inc.	257,332	$18,213,959
Paper Packaging–0.37%
Sealed Air Corp.	87,100	4,769,596
Regional Banks–7.45%
Huntington Bancshares, Inc.	1,992,829	30,231,216
PacWest Bancorp	288,055	7,967,601
Pinnacle Financial Partners, Inc.	45,000	3,542,850
SVB Financial Group(b)	69,400	20,989,336
Webster Financial Corp.	533,932	28,111,520
Western Alliance Bancorporation	73,600	5,547,232
		96,389,755
Research & Consulting Services–6.27%
CACI International, Inc., Class A(b)	78,582	24,210,328
Jacobs Solutions, Inc.	196,600	24,289,930
KBR, Inc.(c)	634,200	32,490,066
Science Applications International Corp.	1,000	103,780
		81,094,104
Restaurants–1.65%
Restaurant Brands International, Inc. (Canada)(c)	317,900	21,277,047
Semiconductor Equipment–2.21%
Applied Materials, Inc.	84,100	9,376,309
Lam Research Corp.	19,600	9,801,960
MKS Instruments, Inc.(c)	92,300	9,444,136
		28,622,405
Semiconductors–1.56%
Skyworks Solutions, Inc.	183,800	20,157,346
Silver–0.50%
Pan American Silver Corp. (Canada)(c)	356,000	6,489,880
Specialty Chemicals–0.28%
Axalta Coating Systems Ltd.(b)	119,900	3,608,990
Element Solutions, Inc.	1,100	22,528
		3,631,518
Shares		Value
Thrifts & Mortgage Finance–0.00%
MGIC Investment Corp.	958	$13,527
Radian Group, Inc.	1,003	22,166
		35,693
Trading Companies & Distributors–6.12%
AerCap Holdings N.V. (Ireland)(b)	2,400	151,704
Air Lease Corp.	645,600	29,032,632
Univar Solutions, Inc.(b)(c)	1,027,600	35,431,648
WESCO International, Inc.(b)	97,100	14,468,871
		79,084,855
Total Common Stocks & Other Equity Interests (Cost $1,058,556,244)		1,258,432,399
Money Market Funds–2.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	12,395,583	12,395,583
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	8,718,504	8,721,120
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	14,166,381	14,166,381
Total Money Market Funds (Cost $35,280,716)		35,283,084
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,093,836,960)		1,293,715,483
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.80%
Invesco Private Government Fund, 4.36%(d)(e)(f)	20,774,205	20,774,205
Invesco Private Prime Fund, 4.59%(d)(e)(f)	54,264,428	54,280,706
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,055,504)		75,054,911
TOTAL INVESTMENTS IN SECURITIES–105.85% (Cost $1,168,892,464)		1,368,770,394
OTHER ASSETS LESS LIABILITIES—(5.85)%		(75,641,858)
NET ASSETS–100.00%		$1,293,128,536
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,871,686	$105,368,287	$(121,844,390)	$-	$-	$12,395,583	$360,852
Invesco Liquid Assets Portfolio, Institutional Class	20,483,182	75,263,063	(87,031,708)	1,974	4,609	8,721,120	257,461
Invesco Treasury Portfolio, Institutional Class	32,996,212	120,420,901	(139,250,732)	-	-	14,166,381	400,882
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,983,103	$231,586,595	$(227,795,493)	$-	$-	$20,774,205	$321,305*
Invesco Private Prime Fund	39,627,240	503,392,246	(488,761,281)	(593)	23,094	54,280,706	891,241*
Total	$138,961,423	$1,036,031,092	$(1,064,683,604)	$1,381	$27,703	$110,337,995	$2,231,741

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/09/2023	Bank of America, N.A.	EUR	654,536	USD	711,681	$(258)
02/09/2023	J.P. Morgan Chase Bank, N.A.	EUR	688,388	USD	725,899	(22,862)
02/09/2023	UBS AG	EUR	10,932,123	USD	11,566,208	(324,677)
Total Forward Foreign Currency Contracts						$(347,797)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,245,071,016	$13,361,383	$—	$1,258,432,399
Money Market Funds	35,283,084	75,054,911	—	110,337,995
Total Investments in Securities	1,280,354,100	88,416,294	—	1,368,770,394
Other Investments - Liabilities
Forward Foreign Currency Contracts	—	(347,797)	—	(347,797)
Total Investments	$1,280,354,100	$88,068,497	$—	$1,368,422,597
Invesco Value Opportunities Fund